                                                                               .
                                                                               .
                                                                               .

FORD CREDIT AUTO OWNER TRUST 2008-A
MONTHLY INVESTOR REPORT

Collection Period                                                                                             December, 2008
Payment Date                                                                                                       1/15/2009
Transaction Month                                                                                                         12

Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-143316 and at
http://www.fordcredit.com/institutionalinvestments/index.jhtml.

I. ORIGINAL DEAL PARAMETERS

                                                                                                      WEIGHTED AVG REMAINING
                                                      DOLLAR AMOUNT          # OF RECEIVABLES                 TERM AT CUTOFF
Initial Pool Balance                              $2,399,999,232.64                   140,730                    49.4 months
Original Securities:                                  DOLLAR AMOUNT        NOTE INTEREST RATE   FINAL SCHEDULED PAYMENT DATE
 Class A-1 Notes                                    $544,000,000.00                  4.01760%              February 13, 2009
 Class A-2 Notes                                    $710,400,000.00   one-month LIBOR + 0.60%                  July 15, 2010
 Class A-3a Notes                                   $467,200,000.00                    3.960%                 April 15, 2012
 Class A-3b Notes                                   $225,000,000.00   one-month LIBOR + 0.80%                 April 15, 2012
 Class A-4 Notes                                    $133,500,000.00                    4.370%               October 15, 2012
 Class B Notes                                       $65,700,000.00                    5.330%              February 15, 2013
 Class C Notes                                       $43,800,000.00                    6.570%                  July 15, 2013
 Class D Notes                                       $43,800,000.00                    8.000%                  July 15, 2014
                                                     --------------
    Total                                         $2,233,400,000.00

II. AVAILABLE FUNDS

INTEREST:
 Interest Collections                                                                                          $6,107,115.96

PRINCIPAL:
 Principal Collections                                                                                        $46,424,038.72
 Prepayments in Full                                                                                          $10,295,137.01
 Liquidation Proceeds                                                                                          $1,658,594.49
   Recoveries                                                                                                     $15,828.37
                                                                                                                  ----------
     SUB TOTAL                                                                                                $58,393,598.59
                                                                                                              --------------
COLLECTIONS                                                                                                   $64,500,714.55

PURCHASE AMOUNTS:
 Purchase Amounts Related to Principal                                                                           $355,850.56
 Purchase Amounts Related to Interest                                                                              $2,456.28
                                                                                                                   ---------
     SUB TOTAL                                                                                                   $358,306.84

Clean-up Call                                                                                                          $0.00

Reserve Account Draw Amount                                                                                            $0.00
Net Swap Receipt - Class A-2                                                                                           $0.00
Net Swap Receipt - Class A-3b                                                                                          $0.00

AVAILABLE FUNDS                                                                                               $64,859,021.39

FORD CREDIT AUTO OWNER TRUST 2008-A
MONTHLY INVESTOR REPORT

Collection Period                                                                                             December, 2008
Payment Date                                                                                                       1/15/2009
Transaction Month                                                                                                         12

III. DISTRIBUTIONS
AVAILABLE FUNDS                                                                                CARRYOVER          REMAINING

                                              CALCULATED AMOUNT     AMOUNT PAID    SHORTFALL   SHORTFALL    AVAILABLE FUNDS
Owner Trustee Fees and Expenses                           $0.00            $0.00       $0.00       $0.00     $64,859,021.39
Indenture Trustee Fees and                                $0.00            $0.00       $0.00       $0.00     $64,859,021.39
Servicing Fee                                     $1,341,403.39    $1,341,403.39       $0.00       $0.00     $63,517,618.00
Net Swap Payment - Class A-2                        $819,152.00      $819,152.00       $0.00       $0.00     $62,698,466.00
Net Swap Payment - Class A-3b                       $344,718.75      $344,718.75       $0.00       $0.00     $62,353,747.25
Swap Termination Payment                                  $0.00            $0.00       $0.00       $0.00     $62,353,747.25
Interest - Class A-1 Notes                                $0.00            $0.00       $0.00       $0.00     $62,353,747.25
Interest - Class A-2 Notes                          $764,409.08      $764,409.08       $0.00       $0.00     $61,589,338.17
Interest - Class A-3a Notes                       $1,541,760.00    $1,541,760.00       $0.00       $0.00     $60,047,578.17
Interest - Class A-3b Notes                         $386,531.25      $386,531.25       $0.00       $0.00     $59,661,046.92
Interest - Class A-4 Notes                          $486,162.50      $486,162.50       $0.00       $0.00     $59,174,884.42
First Priority Principal Payment                          $0.00            $0.00       $0.00       $0.00     $59,174,884.42
Interest - Class B Notes                            $291,817.50      $291,817.50       $0.00       $0.00     $58,883,066.92
Second Priority Principal Payment                         $0.00            $0.00       $0.00       $0.00     $58,883,066.92
Interest - Class C Notes                            $239,805.00      $239,805.00       $0.00       $0.00     $58,643,261.92
Third Priority Principal Payment                  $7,179,738.80    $7,179,738.80       $0.00       $0.00     $51,463,523.12
Interest - Class D Notes                            $292,000.00      $292,000.00       $0.00       $0.00     $51,171,523.12
Reserve Account Deposit                                   $0.00            $0.00       $0.00       $0.00     $51,171,523.12
Regular Principal Payment                        $47,285,674.97   $47,285,674.97       $0.00       $0.00      $3,885,848.15
Subordinated Swap Termination                             $0.00            $0.00       $0.00       $0.00      $3,885,848.15
Additional Trustee Fees and                               $0.00            $0.00       $0.00       $0.00      $3,885,848.15
Residual Released to Depositor                            $0.00    $3,885,848.15       $0.00       $0.00              $0.00
                                                                   -------------
TOTAL                                                             $64,859,021.39

                                                               PRINCIPAL PAYMENT:
                                                                      First Priority Principal Payment                $0.00
                                                                      Second Priority Principal Payment               $0.00
                                                                      Third Priority Principal Payment        $7,179,738.80
                                                                      Regular Principal Payment              $47,285,674.97
                                                                                                             --------------
                                                                      TOTAL                                  $54,465,413.77

IV. NOTEHOLDER PAYMENTS

                         NOTEHOLDER PRINCIPAL PAYMENTS    NOTEHOLDER INTEREST PAYMENTS            TOTAL PAYMENT
                                ACTUAL   PER $1,000 OF          ACTUAL    PER $1,000 OF           ACTUAL      PER $1,000 OF
                                              ORIGINAL                         ORIGINAL                    ORIGINAL BALANCE
                                               BALANCE                          BALANCE
Class A-1 Notes                  $0.00           $0.00           $0.00            $0.00            $0.00              $0.00
Class A-2 Notes         $54,465,413.77          $76.67     $764,409.08            $1.08   $55,229,822.85             $77.74
Class A-3a Notes                 $0.00           $0.00   $1,541,760.00            $3.30    $1,541,760.00              $3.30
Class A-3b Notes                 $0.00           $0.00     $386,531.25            $1.72      $386,531.25              $1.72
Class A-4 Notes                  $0.00           $0.00     $486,162.50            $3.64      $486,162.50              $3.64
Class B Notes                    $0.00           $0.00     $291,817.50            $4.44      $291,817.50              $4.44
Class C Notes                    $0.00           $0.00     $239,805.00            $5.48      $239,805.00              $5.48
Class D Notes                    $0.00           $0.00     $292,000.00            $6.67      $292,000.00              $6.67
                                 -----                     -----------                       -----------
TOTAL                   $54,465,413.77                   $4,002,485.33                    $58,467,899.10

FORD CREDIT AUTO OWNER TRUST 2008-A
MONTHLY INVESTOR REPORT

Collection Period                                                                                             December, 2008
Payment Date                                                                                                       1/15/2009
Transaction Month                                                                                                         12

V. NOTE BALANCE AND POOL INFORMATION

                                                      BEGINNING OF PERIOD                             END OF PERIOD
                                                            BALANCE           NOTE FACTOR              BALANCE          NOTE FACTOR
Class A-1 Notes                                               $0.00             0.0000000               $0.00             0.0000000
Class A-2 Notes                                     $494,540,870.66             0.6961442     $440,075,456.89             0.6194756
Class A-3a Notes                                    $467,200,000.00             1.0000000     $467,200,000.00             1.0000000
Class A-3b Notes                                    $225,000,000.00             1.0000000     $225,000,000.00             1.0000000
Class A-4 Notes                                     $133,500,000.00             1.0000000     $133,500,000.00             1.0000000
Class B Notes                                        $65,700,000.00             1.0000000      $65,700,000.00             1.0000000
Class C Notes                                        $43,800,000.00             1.0000000      $43,800,000.00             1.0000000
Class D Notes                                        $43,800,000.00             1.0000000      $43,800,000.00             1.0000000
                                                     --------------             ---------      --------------             ---------
TOTAL                                             $1,473,540,870.66             0.6597747   $1,419,075,456.89             0.6353880

POOL INFORMATION
 Weighted Average APR                                                              4.479%                                    4.480%
 Weighted Average Remaining Term                                                    42.37                                     41.73
 Number of Receivables Outstanding                                                105,938                                   103,366
 Pool Balance                                                           $1,609,684,073.26                         $1,548,567,112.61
 Adjusted Pool Balance (Pool Balance - YSOC Amount)                     $1,477,637,715.23                         $1,422,561,131.86
 Pool Factor                                                                    0.6707019                                 0.6452365

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance                                                                                            $11,999,996.16
Targeted Credit Enhancement Amount                                                                                   $15,485,671.13
Yield Supplement Overcollateralization Amount                                                                       $126,005,980.75
Targeted Overcollateralization Amount                                                                               $129,491,655.72
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)                                           $129,491,655.72

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance                                                                                    $11,999,996.16
Reserve Account Deposits Made                                                                                                  0.00
Reserve Account Draw Amount                                                                                                    0.00
                                                                                                                               ----
Ending Reserve Account Balance                                                                                       $11,999,996.16
Change in Reserve Account Balance                                                                                             $0.00

Specified Reserve Balance                                                                                            $11,999,996.16

FORD CREDIT AUTO OWNER TRUST 2008-A
MONTHLY INVESTOR REPORT

Collection Period                                                                                         December, 2008
Payment Date                                                                                                   1/15/2009
Transaction Month                                                                                                     12

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

                                                                                      # OF RECEIVABLES            AMOUNT
Realized Loss                                                                                      497     $2,383,339.87
(Recoveries)                                                                                       101        $15,828.37
                                                                                                              ----------
NET LOSSES FOR CURRENT COLLECTION PERIOD                                                                   $2,367,511.50
Cumulative Net Losses Last Collection                                                                     $11,810,073.72
                                                                                                          --------------
CUMULATIVE NET LOSSES FOR ALL COLLECTION PERIODS                                                          $14,177,585.22

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)                 1.76%

DELINQUENT RECEIVABLES:

                                                               % OF EOP POOL         # OF RECEIVABLES             AMOUNT
31-60 Days Delinquent                                                      1.89%                1,550     $29,206,252.60
61-90 Days Delinquent                                                      0.28%                  217      $4,286,737.29
91-120 Days Delinquent                                                     0.08%                   58      $1,315,853.44
Over 120 Days Delinquent                                                   0.10%                   74      $1,517,254.26
                                                                           -----                   --      -------------
TOTAL DELINQUENT RECEIVABLES                                               2.35%                1,899     $36,326,097.59

REPOSSESION INVENTORY:

Repossesed in the Current Collection Period                                                       170      $4,015,312.48
Total Repossesed Inventory                                                                        269      $6,533,905.90

RATIO OF NET LOSSES TO THE AVERAGE POOL BALANCE FOR THE COLLECTION PERIOD:
Second Preceding Collection Period                                                                               1.4048%
Preceding Collection Period                                                                                      1.3066%
Current Collection Period                                                                                        1.7991%
Three Month Average                                                                                              1.5035%

NUMBER OF 61+ DELINQUENT RECEIVABLES TO EOP NUMBER OF OUTSTANDING RECEIVABLES:
Second Preceding Collection Period                                                                               0.2155%
Preceding Collection Period                                                                                      0.2483%
Current Collection Period                                                                                        0.3376%
Three Month Average                                                                                              0.2671%